Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom Income Portfolio℠
March 31, 2024
VIPIFFINC-NPRT1-0524
1.830283.118
Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	15,543	872,449
VIP Equity-Income Portfolio Investor Class (a)	26,545	709,535
VIP Growth & Income Portfolio Investor Class (a)	32,889	973,839
VIP Growth Portfolio Investor Class (a)	13,705	1,446,292
VIP Mid Cap Portfolio Investor Class (a)	5,602	223,458
VIP Value Portfolio Investor Class (a)	24,595	497,065
VIP Value Strategies Portfolio Investor Class (a)	14,072	246,822
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,586,527)		4,969,460

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	287,772	3,122,325
VIP Overseas Portfolio Investor Class (a)	164,862	4,558,445
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,936,081)		7,680,770

Bond Funds - 63.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,119,473	10,108,845
Fidelity International Bond Index Fund (a)	146,129	1,340,001
Fidelity Long-Term Treasury Bond Index Fund (a)	175,290	1,707,322
VIP High Income Portfolio Investor Class (a)	218,838	1,017,596
VIP Investment Grade Bond II Portfolio Investor Class (a)	2,679,962	25,191,646
TOTAL BOND FUNDS (Cost $41,965,999)		39,365,410

Short-Term Funds - 15.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $9,675,533)	9,675,533	9,675,533

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $59,164,140)	61,691,173
NET OTHER ASSETS (LIABILITIES) - 0.0%	3
NET ASSETS - 100.0%	61,691,176

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	10,835,963	229,406	942,158	3,726	(103,224)	88,858	10,108,845
Fidelity International Bond Index Fund	1,611,785	40,739	306,839	10,309	(23,806)	18,122	1,340,001
Fidelity Long-Term Treasury Bond Index Fund	2,117,312	36,433	368,135	15,982	(92,705)	14,417	1,707,322
VIP Contrafund Portfolio Investor Class	650,621	204,458	99,728	3,224	3,352	113,746	872,449
VIP Emerging Markets Portfolio Investor Class	3,167,082	135,879	276,136	2,754	13,421	82,079	3,122,325
VIP Equity-Income Portfolio Investor Class	527,603	210,639	86,048	3,387	3,532	53,809	709,535
VIP Government Money Market Portfolio Investor Class 5.11%	11,568,270	638,077	2,530,814	130,315	-	-	9,675,533
VIP Growth & Income Portfolio Investor Class	724,972	279,478	120,518	6,023	3,925	85,982	973,839
VIP Growth Portfolio Investor Class	1,077,461	357,179	155,516	19,354	2,662	164,506	1,446,292
VIP High Income Portfolio Investor Class	1,046,321	13,093	61,629	451	(8,122)	27,933	1,017,596
VIP Investment Grade Bond II Portfolio Investor Class	24,742,061	1,903,281	1,299,332	15,444	(75,105)	(79,259)	25,191,646
VIP Mid Cap Portfolio Investor Class	165,164	64,989	28,556	3,470	1,398	20,463	223,458
VIP Overseas Portfolio Investor Class	4,578,447	66,766	415,704	17,490	115,327	213,609	4,558,445
VIP Value Portfolio Investor Class	368,176	159,186	62,146	9,102	3,641	28,208	497,065
VIP Value Strategies Portfolio Investor Class	182,076	79,178	32,924	2,947	2,049	16,443	246,822
	63,363,314	4,418,781	6,786,183	243,978	(153,655)	848,916	61,691,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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